PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 10 — PROPERTY, PLANT AND EQUIPMENT

10.1Balances

Property, plant and equipment are detailed below at the end of each period:

	Property, plant and equipment, gross		Cumulative depreciation and impairment		Property, plant and equipment, net
Item	12.31.2017	12.31.2016	12.31.2017	12.31.2016	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Construction in progress	84,118,716	49,986,111	—	—	84,118,716	49,986,111
Land	96,990,155	91,961,876	—	—	96,990,155	91,961,876
Buildings	222,101,850	230,355,844	(59,716,002)	(57,282,683)	162,385,848	173,073,161
Plant and equipment	431,876,945	453,359,655	(276,043,865)	(262,957,030)	155,833,080	190,402,625
Information technology	20,697,750	19,683,777	(16,070,425)	(13,560,865)	4,627,325	6,122,912
Fixed facilities and accessories	32.990.387	32,616,284	(13,400,510)	(12,150,171)	19,589,877	20,466,113
Vehicles	52,587,886	44,629,827	(23,324,621)	(20,733,402)	29,263,265	23,896,425
Leasehold improvements	115,768	734,100	(108,355)	(543,577)	7,415	190,523
Other Property, plant and equipment (1)	395.823.718	397,539,405	(288,888,898)	(287,488,266)	106,934,818	110,051,139

Total	1,337,303,175	1,320,866,879	(677,552,676)	(654,715,994)	659,750,499	666,150,885

(1)	Other Property, plant and equipment is composed of bottles, market assets, furniture and other minor assets.

The net balance of each of these categories is detailed as follows:

Other Property, plant and equipment	12.31.2017	12.31.2016
	ThCh$	ThCh$
Bottles	51,876,569	64,020,146
Marketing and promotional assets	42,798,282	38,834,104
Other Property, plant and equipment	12,259,967	7,196,889

Total	106,934,818	110,051,139

The Company has insurance to protect its Property, plant and equipment and its inventory from potential losses. The geographic distribution of those assets is detailed as follows:

Chile	: Santiago, Puente Alto, Maipú, Renca, Rancagua y San Antonio, Antofagasta, Coquimbo and Punta Arenas.
Argentina	: Buenos Aires, Mendoza, Córdoba y Rosario, Bahía Blanca, Chacabuco, La Pampa, Neuquén, Comodoro Rivadavia, Trelew, and Tierra del Fuego
Brazil	: Río de Janeiro, Niteroi, Campos, Cabo Frío, Nova Iguazú, Espirito Santo, Vitoria, part of São Paulo and Minas Gerais.
Paraguay	: Asunción, Coronel Oviedo, Ciudad del Este and Encarnación.

10.2Movements

Movements in Property, plant and equipment are detailed as follows:

	Construction in progress	Land	Buildings, net	Plant and equipment, net	IT Equipment, net	Fixed facilities and accessories, net	Vehicles, net	Leasehold improvements, net Leasehold improvements, net	Other, net	Property, plant and equipment, net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at January 1, 2017	49,986,111	91,961,876	173,073,161	190,402,625	6,122,912	20,466,113	23,896,425	190,523	110,051,139	666,150,885
Additions	89,392,003	4,955,929	1,674,734	4,992,508	945,827	(4,161)	1,512,162	13,529	44,451,636	147,934,167
Disposals	—	—	(300,079)	(700,973)	(1,062,530)	—	(173,190)	—	(790,242)	(3,027,014)
Transfers between items of Property, plant and equipment	(41,957,409)	—	3,450,060	24,250,647	1,133,684	2,548,441	2,253,061	—	8,321,516	—
Depreciation expense	—	—	(5,880,770)	(36,026,939)	(2,190,107)	(2,112,681)	(5,303,332)	(61,033)	(45,746,096)	(97,320,958)
Increase (decrease) due to foreign currency translation differences	(13,319,346)	72,350	(9,538,737)	(20,492,851)	(320,634)	(1,307,835)	7,441,057	(34,272)	(7,670,229)	(45,170,497)
Other increase (decrease) (1)	17,357	—	(92,521)	(6,591,937)	(1,827)	—	(362,918)	(101,332)	(1,682,906)	(8,816,084)

Total movements	34,132,605	5,028,279	(10,687,313)	(34,569,545)	(1,495,587)	(876,236)	5,366,840	(183,108)	(3,116,321)	(6,400,386)

Ending balance at December 31, 2017	84,118,716	96,990,155	162,385,848	155,833,080	4,627,325	19,589,877	29,263,265	7,415	106,934,818	659,750,499

(1)	Mainly correspond to property, plant & equipment write-offs.

	Construction in progress	Land	Buildings, net	Plant and equipment, net	IT Equipment, net	Fixed facilities and accessories, net	Vehicles, net	Leasehold improvements, net	Other, net	Property, plant and equipment, net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Opening balance at January 1, 2016	34,625,004	86,898,529	159,474,930	203,379,934	4,320,656	22,306,759	18,106,705	274,945	111,142,410	640,529,872
Additions	70,421,863	1,248,433	1,201,903	9,833,490	2,666,593	161,395	338,986	—	38,923,620	124,796,283
Disposals	—	—	(4,598)	(601,444)	—	—	(3,473)	—	(54,861)	(664,376)
Transfers between items of Property, plant and equipment	(53,824,861)	1,643,038	15,471,645	16,202,982	1,062,653	1,709,635	9,015,390	—	8,719,518	—
Depreciation expense	—	—	(5,335,475)	(35,568,436)	(1,910,731)	(2,456,511)	(4,622,348)	(112,805)	(44,120,837)	(94,127,143)
Increase (decrease) due to foreign currency translation differences	(1,235,895)	2,171,876	2,792,916	(1,266,728)	29,148	(1,254,915)	1,783,041	28,383	(3,322,005)	(274,179)
Other increase (decrease) (1)	—	—	(528,160)	(1,577,173)	(45,407)	(250)	(721,876)	—	(1,236,706)	(4,109,572)

Total movements	15,361,107	5,063,347	13,598,231	(12,977,309)	1,802,256	(1,840,646)	5,789,720	(84,422)	(1,091,271)	25,621,013

Ending balance at December 31, 2016	49,986,111	91,961,876	173,073,161	190,402,625	6,122,912	20,466,113	23,896,425	190,523	110,051,139	666,150,885

(1)	Mainly correspond to property, plant & equipment write-offs.

	Construction in progress	Land	Buildings, net	Plant and equipment, net	IT Equipment, net	Fixed facilities and accessories, net	Vehicles, net	Leasehold improvements, net	Other, net	Property, plant and equipment, net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Opening balance at January 1, 2015	25,522,059	76,957,848	172,058,447	253,238,833	4,821,856	25,055,547	16,169,783	446,120	138,804,792	713,075,285
Additions	59,639,751	17,987,524	104,132	9,184,539	285,838	—	105,804	—	23,668,047	110,975,635
Disposals	—	—	(16,277)	(228,309)	(245)	—	(4,917)	—	(84,020)	(333,768)
Transfers between items of property, plant and equipment	(46,527,488)	—	10,132,100	9,853,256	1,583,502	1,371,016	8,868,154	5,993	14,713,467	—
Depreciation expense	—	—	(5,069,161)	(35,294,090)	(1,879,341)	(2,512,958)	(3,967,423)	(87,523)	(49,139,913)	(97,950,409)
Increase (decrease) due to foreign currency translation differences	(4,009,318)	(8,046,843)	(17,496,868)	(29,405,268)	(469,797)	(1,606,846)	(2,918,202)	(89,645)	(16,283,975)	(80,326,762)
Other increase (decrease) (1)	—	—	(237,443)	(3,969,027)	(21,157)	—	(146,494)	—	(535,988)	(4,910,109)

Total movements	9,102,945	9,940,681	(12,583,517)	(49,858,899)	(501,200)	(2,748,788)	1,936,922	(171,175)	(27,662,382)	(72,545,413)

Ending balance at December 31, 2015	34,625,004	86,898,529	159,474,930	203,379,934	4,320,656	22,306,759	18,106,705	274,945	111,142,410	640,529,872